Stock-Based Incentive Plans - Summary of Stock Options Granted and Outstanding (Detail) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	571,883	509,329	318,901	299,107
Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	571,883
Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		509,329
Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			318,901
Incentive [Member] | Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	169,838
Incentive [Member] | Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		188,525
Incentive [Member] | Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			111,605
Nonqualified [Member] | Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	402,045
Nonqualified [Member] | Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		320,804
Nonqualified [Member] | Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			207,296